RS - Summary of equity-settled 2019 Stock Option Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
April 2019 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Subscription right	25.00%
Weighted-average Price	€ 87.86
April 2019 Stock Option Plan [Member] | Weighted average [member]
Stock Options Plans [Line Items]
Subscription right	100.00%
April 2019 Stock Option Plan [Member] | Top of range [member]
Stock Options Plans [Line Items]
Subscription right	200.00%
April 2019 Stock Option Plan [Member] | Bottom of range [member]
Stock Options Plans [Line Items]
Subscription right	0.00%
October 2019 Stock Option Plan [Member]
Stock Options Plans [Line Items]
Weighted-average Price	€ 106.16
2019 Stock Option Plans [Member]
Stock Options Plans [Line Items]
Expense from equity-settled share-based payment transactions	€ 218,126.43	€ 625,806	€ 1,570,241